FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ---------

                    FRANKLIN HIGH INCOME TRUST
                    --------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 8/31/06
                          -------



Item 1. Schedule of Investments.


Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2006

--------------------------------------------------------------------------------

CONTENTS

AGE High Income Fund ......................................................    3

Notes to Statement of Investments .........................................   10


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                          Quarterly Statement of Investments | 1


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

Franklin High Income Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                         COUNTRY      PRINCIPAL AMOUNT c      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.5%
  CORPORATE BONDS 96.4%
  COMMERCIAL SERVICES 5.7%
  Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ............   United States       12,865,000       $ 14,408,800
  Dex Media Inc.,
    B, 8.00%, 11/15/13 ..................................................   United States        7,500,000          7,500,000
    senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
     11/15/13 ...........................................................   United States       12,600,000         10,552,500
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..................   United States       26,100,000         26,817,750
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
    10.67% thereafter, 5/15/13 ..........................................   United States       35,000,000         30,100,000
  Lamar Media Corp., senior sub. note,
     6.625%, 8/15/15 ....................................................   United States       17,800,000         16,776,500
   a 144A, 6.625%, 8/15/15 ..............................................   United States       10,000,000          9,425,000
  R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ....................   United States       13,100,000         12,969,000
  United Rentals North America Inc., senior sub. note, 7.75%,
    11/15/13 ............................................................   United States       28,000,000         26,950,000
                                                                                                                 ------------
                                                                                                                  155,499,550
                                                                                                                 ------------
  COMMUNICATIONS 10.3%
b Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 .............      Bermuda          11,000,000            990,000
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
   11/01/12 .............................................................   United States       18,000,000         19,305,000
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
   10.375% thereafter, 11/15/12 .........................................   United Kingdom      37,200,000         32,643,000
  Intelsat Bermuda Ltd.,
     8.625%, 1/15/15 ....................................................      Bermuda          17,500,000         17,762,500
     senior note, 8.25%, 1/15/13 ........................................      Bermuda          12,200,000         12,230,500
b Iridium LLC, senior note, D, 10.875%, 7/15/05 .........................      Bermuda          17,000,000          4,122,500
  Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .....     Luxembourg        10,000,000         10,775,000
  Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ...........   United States       10,000,000         10,299,880
  Nextel Partners Inc., senior note, 8.125%, 7/01/11 ....................   United States       10,000,000         10,550,000
  NTL Cable PLC, senior note, 8.75%, 4/15/14 ............................   United Kingdom       8,900,000          9,278,250
  Panamsat Corp., senior note, 9.00%, 8/15/14 ...........................   United States       13,177,000         13,473,482
  Qwest Communications International Inc., senior note,
    7.50%, 2/15/14 ......................................................   United States       20,000,000         19,925,000
    B, 7.50%, 2/15/14 ...................................................   United States       15,000,000         14,943,750
  Rogers Wireless Inc., senior secured note,
    7.25%, 12/15/12 .....................................................       Canada          12,580,000         13,036,025
    7.50%, 3/15/15 ......................................................       Canada          15,500,000         16,275,000
b RSL Communications PLC,
    senior disc. note, 10.125%, 3/01/08 .................................   United Kingdom      44,500,000          1,335,000
    senior note, 12.00%, 11/01/08 .......................................   United Kingdom       6,250,000            187,500
  Verizon New York Inc., senior deb., 7.375%, 4/01/32 ...................   United States       15,000,000         15,621,960
a Wind Acquisition Finance SA, senior note, 144A, 10.75%,
   12/01/15 .............................................................       Italy           28,000,000         30,555,000
a Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ..................   United States       25,400,000         26,987,500
                                                                                                                 ------------
                                                                                                                  280,296,847
                                                                                                                 ------------


                                          Quarterly Statement of Investments | 3

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                       COUNTRY      PRINCIPAL AMOUNT c      VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES 7.5%
  a Beazer Homes USA Inc., senior note, 144A, 8.125%, 6/15/16 ...........   United States       28,000,000       $ 26,880,000
    Ford Motor Credit Co.,
       5.625%, 10/01/08 .................................................   United States       35,000,000         33,771,745
       senior note, 9.875%, 8/10/11 .....................................   United States       13,000,000         13,595,582
    General Motors Acceptance Corp., 6.875%, 9/15/11 ....................   United States       65,000,000         64,084,020
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ................   United States       13,425,000         13,223,625
    KB Home, senior note,
       6.25%, 6/15/15 ...................................................   United States       20,000,000         18,128,780
       7.25%, 6/15/18 ...................................................   United States       14,800,000         14,001,599
    Simmons Bedding Co., senior sub. note, 7.875%, 1/15/14 ..............   United States        4,800,000          4,656,000
    William Lyon Homes Inc., senior note,
       7.625%, 12/15/12 .................................................   United States        6,300,000          5,126,625
       7.50%, 2/15/14 ...................................................   United States       13,500,000         10,833,750
                                                                                                                 ------------
                                                                                                                  204,301,726
                                                                                                                 ------------
    CONSUMER NON-DURABLES 3.3%
  a Reynolds American Inc., senior secured note, 144A, 7.625%,
     6/01/16 ............................................................   United States       35,000,000         36,692,460
    Smithfield Foods Inc., senior note,
      7.00%, 8/01/11 ....................................................   United States       18,900,000         19,065,375
      7.75%, 5/15/13 ....................................................   United States        9,600,000          9,864,000
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .............   United States       32,800,000         25,584,000
                                                                                                                 ------------
                                                                                                                   91,205,835
                                                                                                                 ------------
    CONSUMER SERVICES 18.3%
  b Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .......   United States       20,000,000         11,950,000
    AMC Entertainment Inc.,
      senior note, B, 8.625%, 8/15/12 ...................................   United States        9,400,000          9,682,000
      senior sub. note, 9.50%, 2/01/11 ..................................   United States        5,000,000          5,012,500
      senior sub. note, 9.875%, 2/01/12 .................................   United States       12,500,000         12,843,750
    Aztar Corp., senior sub. note, 7.875%, 6/15/14 ......................   United States       13,700,000         14,864,500
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .................   United States       21,600,000         20,466,000
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........   United States       19,200,000         19,392,000
    Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 .......   United States       20,000,000         20,950,000
b,d Callahan Nordrhein-Westfallen, senior disc. note, 16.00%,
      7/15/10 ...........................................................      Germany          38,000,000              3,800
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ................       Canada          28,000,000         27,230,000
    CCH I Holdings LLC, senior note, 13.50%, 1/15/14 ....................   United States       15,500,000         11,508,750
    CCH II LLC, senior note, 10.25%, 9/15/10 ............................   United States       33,800,000         34,391,500
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .....................   United States        8,000,000          8,110,000
    DIRECTV Holdings LLC, senior note,
      8.375%, 3/15/13 ...................................................   United States       18,901,000         19,940,555
      6.375%, 6/15/15 ...................................................   United States       10,000,000          9,400,000
    EchoStar DBS Corp., senior note,
        6.375%, 10/01/11 ................................................   United States       20,000,000         19,525,000
      a 144A, 7.125%, 2/01/16 ...........................................   United States        7,300,000          7,144,875
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..............   United States       14,325,000         13,966,875


4 | Quarterly Statement of Investments

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                         COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ......................   United States        20,000,000      $ 18,888,680
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ................   United States        30,000,000        27,825,000
  Mandalay Resort Group,
    senior note, 9.50%, 8/01/08 .........................................   United States         5,900,000         6,268,750
    senior sub. note, 10.25%, 8/01/07 ...................................   United States        14,600,000        15,184,000
  MGM MIRAGE Inc., senior note,
      6.625%, 7/15/15 ...................................................   United States        20,000,000        18,925,000
    a 144A, 6.875%, 4/01/16 .............................................   United States        10,000,000         9,537,500
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ........   United States        11,300,000        11,921,500
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ......................       Canada           14,300,000        14,228,500
a Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
    9/01/14 .............................................................   United States        29,000,000        32,443,750
  Royal Caribbean Cruises Ltd.,
     senior deb., 7.25%, 3/15/18 ........................................   United States        14,400,000        14,304,888
     senior note, 8.00%, 5/15/10 ........................................   United States         4,200,000         4,444,864
     senior note, 6.875%, 12/01/13 ......................................   United States        13,800,000        13,839,068
  Station Casinos Inc.,
     senior note, 6.00%, 4/01/12 ........................................   United States         9,300,000         8,939,625
     senior sub. note, 6.50%, 2/01/14 ...................................   United States         7,000,000         6,562,500
     senior sub. note, 6.875%, 3/01/16 ..................................   United States        15,000,000        13,968,750
  Universal City Development, senior note, 11.75%, 4/01/10 ..............   United States        15,000,000        16,312,500
                                                                                                                 ------------
                                                                                                                  499,976,980
                                                                                                                 ------------
  ELECTRONIC TECHNOLOGY 3.0%
  Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ......     Singapore          15,600,000        15,288,000
  L-3 Communications Corp., senior sub. note,
     6.125%, 1/15/14 ....................................................   United States        26,500,000        25,572,500
     5.875%, 1/15/15 ....................................................   United States         3,700,000         3,515,000
     6.375%, 10/15/15 ...................................................   United States         9,300,000         8,997,750
  Sanmina-SCI Corp., senior sub. note,
     6.75%, 3/01/13 .....................................................   United States        14,600,000        14,052,500
     8.125%, 3/01/16 ....................................................   United States        13,700,000        13,426,000
                                                                                                                 ------------
                                                                                                                   80,851,750
                                                                                                                 ------------
  ENERGY MINERALS 5.5%
  Arch Western Finance, senior note, 6.75%, 7/01/13 .....................   United States        25,000,000        24,250,000
  Chesapeake Energy Corp., senior note,
     6.625%, 1/15/16 ....................................................   United States        10,000,000         9,650,000
     6.25%, 1/15/18 .....................................................   United States        27,600,000        25,599,000
     6.875%, 11/15/20 ...................................................   United States         5,000,000         4,737,500
a Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ................   United States        27,000,000        26,392,500
  Massey Energy Co., senior note, 6.875%, 12/15/13 ......................   United States        20,000,000        18,650,000
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .................   United States        15,900,000        15,820,500
  Pogo Producing Co., senior sub. note,
     6.875%, 10/01/17 ...................................................   United States        23,700,000        22,692,750
   a 144A, 7.875%, 5/01/13 ..............................................   United States         3,100,000         3,177,500
                                                                                                                 ------------
                                                                                                                  150,969,750
                                                                                                                 ------------


                                          Quarterly Statement of Investments | 5

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                         COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  HEALTH SERVICES 5.3%
  DaVita Inc.,
    senior note, 6.625%, 3/15/13 ........................................   United States         4,700,000      $  4,606,000
    senior sub. note, 7.25%, 3/15/15 ....................................   United States        18,700,000        18,419,500
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..............      Germany           34,600,000        35,292,000
  HCA Inc.,
    6.50%, 2/15/16 ......................................................   United States         8,000,000         6,340,000
    senior note, 8.75%, 9/01/10 .........................................   United States        25,000,000        25,250,000
  Tenet Healthcare Corp., senior note,
    7.375%, 2/01/13 .....................................................   United States        18,000,000        16,110,000
    9.875%, 7/01/14 .....................................................   United States        14,000,000        13,720,000
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
   10/01/14 .............................................................   United States        25,000,000        24,375,000
                                                                                                                 ------------
                                                                                                                  144,112,500
                                                                                                                 ------------
  INDUSTRIAL SERVICES 4.5%
  Allied Waste North America Inc.,
    a 144A, 7.125%, 5/15/16 .............................................   United States         4,000,000         3,910,000
      senior note, 7.875%, 4/15/13 ......................................   United States        21,600,000        21,978,000
      senior secured note, B, 5.75%, 2/15/11 ............................   United States         2,500,000         2,387,500
  Atlas Pipeline Partners LP, senior note, 8.125%, 12/15/15 .............   United States        12,100,000        12,402,500
  El Paso Corp., senior note, MTN, 7.75%, 1/15/32 .......................   United States        35,000,000        35,350,000
  Pride International Inc., senior note, 7.35%, 7/15/14 .................   United States        20,700,000        21,165,750
b Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...............   United States        10,000,000            10,000
  Tennessee Gas Pipeline Co., senior deb., 7.00%, 10/15/28 ..............   United States        20,000,000        19,598,280
  Universal Compression Inc., senior note, 7.25%, 5/15/10 ...............   United States         7,100,000         7,206,500
                                                                                                                 ------------
                                                                                                                  124,008,530
                                                                                                                 ------------
  NON-ENERGY MINERALS 1.6%
  Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 .................   United States        15,000,000        16,882,995
a Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .......................       Canada           27,000,000        25,785,000
                                                                                                                 ------------
                                                                                                                   42,667,995
                                                                                                                 ------------
  PROCESS INDUSTRIES 11.9%
a Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 .....................      Germany           11,400,000        11,471,250
  BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .........   United States        22,455,000        24,447,881
  Buckeye Technologies Inc.,
    senior note, 8.50%, 10/01/13 ........................................   United States        11,700,000        11,641,500
    senior sub. note, 8.00%, 10/15/10 ...................................   United States        11,450,000        10,820,250
  Crown Americas Inc., senior note, 7.75%, 11/15/15 .....................   United States        28,000,000        28,280,000
  Equistar Chemicals LP, senior note,
    8.75%, 2/15/09 ......................................................   United States        20,000,000        20,850,000
    10.625%, 5/01/11 ....................................................   United States         4,400,000         4,752,000
a Huntsman International LLC, senior sub. note, 144A, 7.875%,
   1/01/15 ..............................................................   United States        10,000,000         9,975,000
  IMC Global Inc., senior note, 10.875%, 8/01/13 ........................   United States        28,000,000        31,500,000


6 | Quarterly Statement of Investments

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
        AGE HIGH INCOME FUND                                                   COUNTRY       PRINCIPAL AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        PROCESS INDUSTRIES (CONTINUED)
        Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ............   United States        10,100,000      $  9,292,000
        JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...............      Ireland           11,000,000        10,065,000
        Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .....   United States        17,400,000        19,227,000
        MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 .............      Ireland           18,600,000        19,506,750
        Nalco Co.,
           senior note, 7.75%, 11/15/11 .................................   United States         2,700,000         2,760,750
           senior sub. note, 8.875%, 11/15/13 ...........................   United States        30,000,000        31,050,000
        NewPage Corp., senior secured note, 10.00%, 5/01/12 .............   United States        20,000,000        20,750,000
        Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 ......................................................   United States         6,700,000         6,264,500
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ................   United States        22,000,000        20,680,000
d,f,g,i Pindo Deli Finance Mauritius Ltd., 144A,
          e FRN, 6.00%, 4/29/15 .........................................     Indonesia           3,256,502           738,900
          e FRN, 5.664%, 4/29/18 ........................................     Indonesia           8,467,542         1,921,285
            zero cpn., 4/29/25 ..........................................     Indonesia          17,495,011         3,969,618
            Rhodia SA, senior note, 10.25%, 6/01/10 .....................       France           20,000,000        22,050,000
d,f,g,i Tjiwi Kimia Finance Mauritius, secured note, 144A,
          e FRN, 6.00%, 4/29/15 .........................................     Indonesia           1,628,955           484,777
          e FRN, 6.00%, 4/29/18 .........................................     Indonesia           4,192,714         1,247,752
            zero cpn., 4/29/25 ..........................................     Indonesia           5,386,416         1,602,998
                                                                                                                 ------------
                                                                                                                  325,349,211
                                                                                                                 ------------
        PRODUCER MANUFACTURING 5.5%
        Case New Holland Inc., senior note, 9.25%, 8/01/11 ..............   United States        32,000,000        34,080,000
        Cooper-Standard Automotive Inc.,
           senior note, 7.00%, 12/15/12 .................................   United States         7,500,000         6,487,500
           senior sub. note, 8.375%, 12/15/14 ...........................   United States        17,500,000        13,343,750
      b Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ...   United States         9,053,899                --
      a Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ................   United Kingdom       11,707,000        12,702,095
        Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .....   United States         5,700,000         5,472,000
        Nortek Inc., senior sub. note, 8.50%, 9/01/14 ...................   United States        27,000,000        25,245,000
      a RBS Global & Rexnord Corp.,
          senior note, 144A, 9.50%, 8/01/14 .............................   United States        15,000,000        15,150,000
          senior sub. note, 144A, 11.75%, 8/01/16 .......................   United States         9,100,000         9,418,500
        Russel Metals Inc., senior note, 6.375%, 3/01/14 ................   United States        12,000,000        11,355,000
        TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...............   United States        15,203,000        16,305,218
                                                                                                                 ------------
                                                                                                                  149,559,063
                                                                                                                 ------------
        REAL ESTATE INVESTMENT TRUSTS 1.5%
        Host Marriott LP, senior note,
          6.75%, 6/01/16 ................................................   United States         9,500,000         9,262,500
          K, 7.125%, 11/01/13 ...........................................   United States        20,000,000        20,300,000
          M, 7.00%, 8/15/12 .............................................   United States         7,100,000         7,188,750
          O, 6.375%, 3/15/15 ............................................   United States         4,100,000         3,956,500
                                                                                                                 ------------
                                                                                                                   40,707,750
                                                                                                                 ------------


                                          Quarterly Statement of Investments | 7

Franklin High Income Trust

-------------------------------------------------------------------------------------------------------------------------------
      AGE HIGH INCOME FUND                                                     COUNTRY       PRINCIPAL AMOUNT c      VALUE
-------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      RETAIL TRADE 2.2%
      Rite Aid Corp.,
         senior deb., 7.70%, 2/15/27 ....................................   United States       10,000,000       $    8,025,000
       a senior note, 144A, 6.125%, 12/15/08 ............................   United States       26,900,000           26,160,250
      Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 .......   United States       25,800,000           25,864,500
                                                                                                                 --------------
                                                                                                                     60,049,750
                                                                                                                 --------------
      TECHNOLOGY SERVICES 1.9%
    b PSINet Inc., senior note, 11.00%, 8/01/09 .........................   United States       18,750,000              187,500
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ...................................   United States       11,100,000           11,516,250
         senior sub note, 10.25%, 8/15/15 ...............................   United States       24,175,000           24,809,594
      UGS Corp., senior sub. note, 10.00%, 6/01/12 ......................   United States       15,000,000           16,200,000
                                                                                                                 --------------
                                                                                                                     52,713,344
                                                                                                                 --------------
      TRANSPORTATION 0.9%
      Great Lakes Dredge & Dock Co., senior sub. note, 7.75%,
       12/15/13 .........................................................   United States       25,900,000           24,281,250
                                                                                                                 --------------
      UTILITIES 7.5%
    a AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ..............   United States       20,000,000           21,675,000
    a Allegheny Energy Supply, 144A, 8.25%, 4/15/12 .....................   United States       20,000,000           21,700,000
      Aquila Inc., senior note, 14.875%, 7/01/12 ........................   United States       28,000,000           37,100,000
a,b,g Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ..........   United States       17,100,000           17,014,500
      Dynegy Holdings Inc., senior note,
         8.75%, 2/15/12 .................................................   United States        3,100,000            3,177,500
       a 144A, 8.375%, 5/01/16 ..........................................   United States       28,000,000           27,720,000
      ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ....   United States        6,417,000            6,674,886
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .......   United States       28,300,000           30,281,000
      Mirant North American LLC, senior note, 7.375%, 12/31/13 ..........   United States       11,900,000           11,840,500
      NRG Energy Inc., senior note,
        7.25%, 2/01/14 ..................................................   United States        8,500,000            8,415,000
        7.375%, 2/01/16 .................................................   United States       20,000,000           19,750,000
                                                                                                                 --------------
                                                                                                                    205,348,386
                                                                                                                 --------------
      TOTAL CORPORATE BONDS (COST $2,713,594,294) .......................                                         2,631,900,217
                                                                                                                 --------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $1,399,205) 0.0% h
      GOVERNMENT BOND 0.0% h
      Eskom, E168, 11.00%, 6/01/08 ......................................    South Africa        5,300,000 ZAR          759,391
                                                                                                                 --------------
                                                                                              --------------
                                                                                                  SHARES
                                                                                              --------------
      COMMON STOCKS 0.1%
      COMMUNICATIONS 0.1%
      NTL Inc. ..........................................................   United Kingdom          50,873            1,347,626
      Sprint Nextel Corp. ...............................................   United States          163,094            2,759,551
                                                                                                                 --------------
                                                                                                                      4,107,177
                                                                                                                 --------------


8 | Quarterly Statement of Investments

Franklin High Income Trust

-------------------------------------------------------------------------------------------------------------------------------
        AGE HIGH INCOME FUND                                                   COUNTRY             SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        PRODUCER MANUFACTURING 0.0% h
  d,f,i Cambridge Industries Liquidating Trust Interest .................   United States          4,853,892     $        5,339
  d,f,i Goss Holdings Inc., B ...........................................   United States            211,174                 --
    i,j Harvard Industries Inc. .........................................   United States            793,966              5,558
d,f,i,j VS Holdings Inc. ................................................   United States          1,685,375                 --
                                                                                                                 --------------
                                                                                                                         10,897
                                                                                                                 --------------
        TOTAL COMMON STOCKS (COST $30,151,785) ..........................                                             4,118,074
                                                                                                                 --------------
        PREFERRED STOCK (COST $24,700,000) 0.0% h
        PROCESS INDUSTRIES 0.0% h
b,d,f,g Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .............     Indonesia           24,700,000            271,700
                                                                                                                 --------------
        CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 1.0%
        UTILITIES 1.0%
        CMS Energy Trust I, 7.75%, cvt. pfd .............................   United States            530,000         26,134,671
                                                                                                                 --------------
        TOTAL LONG TERM INVESTMENTS (COST $2,796,345,284) ...............                                         2,663,184,053
                                                                                                                 --------------
        SHORT TERM INVESTMENT (COST $18,292,781) 0.7%
        MONEY MARKET FUND 0.7%
      k Franklin Institutional Fiduciary Trust Money Market Portfolio,
         4.99% ..........................................................   United States         18,292,781         18,292,781
                                                                                                                 --------------
         TOTAL INVESTMENTS (COST $2,814,638,065) 98.2% ..................                                         2,681,476,834
         OTHER ASSETS, LESS LIABILITIES 1.8% ............................                                            49,578,969
                                                                                                                 --------------
        NET ASSETS 100.0% ...............................................                                        $2,731,055,803
                                                                                                                 ==============

CURRENCY ABBREVIATION
ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS
FRN - Floating Rate Note
MTN - Medium Term Notes


a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At August 31, 2006, the aggregate value of these securities was $411,917,680, representing 15.08% of net assets.

b     Defaulted security.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2006, the aggregate value of these securities was $10,246,169, representing 0.38% of net assets.

e     The coupon rate shown represents the rate at period end.

f     See Note 2 regarding restricted securities.

g     See Note 4 regarding other considerations.

h     Rounds to less than 0.1% of net assets.

i     Non-income producing for the twelve months ended August 31, 2006.

j     See Note 3 regarding holdings of 5% voting securities.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


AGE HIGH INCOME FUND

Frankin High Income Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the AGE High Income Fund (the Fund).

On May 10, 2006, the Trust's Board of Trustees approved a proposal to change the name of the Fund to Franklin High Income Fund, effective October 1, 2006.

1. INCOME TAXES

At August 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Costs of investments ........................................   $ 2,818,764,467
                                                                ---------------
Unrealized appreciation .....................................   $    93,143,243
Unrealized depreciation .....................................      (230,430,876)
                                                                ---------------
Net unrealized appreciation (depreciation) ..................   $  (137,287,633)
                                                                ===============

2. RESTRICTED SECURITIES

At August 31, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                  ACQUISITION
       SHARES         ISSUER                                             DATE             COST             VALUE
---------------------------------------------------------------------------------------------------------------------
      24,700,000      Asia Pulp & Paper Co. Ltd., 12.00%,
                       pfd., Perpetual ..........................       2/14/97        $  24,700,000   $      271,700
       4,853,892      Cambridge Industries Liquidating Trust
                       Interest .................................       1/09/02                   --            5,339
         211,174    a Goss Holdings Inc., B .....................      11/17/99              422,348               --
       3,256,502      Pindo Deli Finance Mauritius Ltd., 144A,
                       FRN, 6.00%, 4/29/15 ......................       4/29/05              756,681          738,900
       8,467,542      Pindo Deli Finance Mauritius Ltd., 144A,
                       FRN, 5.664%, 4/29/18 .....................       4/29/05            1,967,518        1,921,285
      17,495,011      Pindo Deli Finance Mauritius Ltd., 144A,
                       zero cpn., 4/29/25 .......................       4/29/05            4,065,141        3,969,618
       1,628,955      Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, FRN, 6.00%, 4/29/15 ..........       4/29/05              496,505          484,777
       4,192,714      Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, FRN, 6.00%, 4/29/18 ..........       4/29/05            1,277,939        1,247,752
       5,386,416      Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, zero cpn., 4/29/25 ...........       4/29/05            1,641,780        1,602,998
       1,685,375      VS Holdings Inc. ..........................      12/06/01            1,685,375               --
                                                                                                       --------------
                      TOTAL RESTRICTED SECURITIES (0.38% OF NET ASSETS) ............................   $   10,242,369
                                                                                                       ==============

a The Fund also invests in unrestricted securities of this issuer, valued at $0 as of August 31, 2006.


10 | Quarterly Statement of Investments

Franklin High Income Trust

AGE HIGH INCOME FUND

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES


Investments in "affiliated companies" for the Fund for the period ended August 31, 2006 were as shown below.

-----------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF                               NUMBER OF
                                                        SHARES HELD                             SHARES HELD     VALUE
                                                        AT BEGINNING     GROSS       GROSS        AT END       AT END
  NAME OF ISSUER                                         OF PERIOD     ADDITIONS   REDUCTIONS    OF PERIOD    OF PERIOD
-----------------------------------------------------------------------------------------------------------------------
  NON-CONTROLLED AFFILIATES
  Harvard Industries Inc. ...........................        793,966          --           --       793,966   $   5,558
  VS Holdings Inc. ..................................      1,685,375          --           --     1,685,375          --
                                                                                                              ---------
  TOTAL AFFILIATED SECURITIES (0.00% OF NET ASSETS) a .....................................................   $   5,558
                                                                                                              =========


--------------------------------------------------------------------------------
                                                                      REALIZED
                                                        INVESTMENT     CAPITAL
  NAME OF ISSUER                                          INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------
  NON-CONTROLLED AFFILIATES
  Harvard Industries Inc. ...........................   $       --   $        --
  VS Holdings Inc. ..................................           --            --
                                                        ------------------------
  TOTAL AFFILIATED SECURITIES (0.00% OF NET ASSETS) a   $       --   $        --
                                                        ========================

a     Rounds to less than 0.01% of net assets.


4. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd., and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction will be accounted for as a secured borrowing with a pledge of collateral. Any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

Directors or employees of Advisers, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At August 31, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.


For information regarding the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 26, 2006










                                Exhbiit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 26, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 26, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer